Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
EXPENSES BY NATURE

NOTE 14 – EXPENSES BY NATURE

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Payroll and related expenses	5,703	8,638	7,647
Professional fees	3,580	5,197	7,421
Traffic-acquisition, materials used and subcontracted work	23,670	76,613	75,455
Preparation of patents	63	72	153
Rent and office maintenance	118	187	139
Depreciation and amortization	3,221	3,979	3,188
Advertising and participation in exhibitions	338	1,233	1,616
Amazon Fees	469	4,381	2,558
Other	1,190	2,239	2,262
TOTAL COST OF REVENUES, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	38,352	102,539	100,439